INCOME TAXES	12 Months Ended
Dec. 31, 2015
INCOME TAXES [Abstract]
INCOME TAXES
13.	Income TAXES

Cayman Islands

China Sunergy Cayman is not subject to tax on income or capital gain according to the current laws of the Cayman Islands.

British Virgin Islands (“BVI”)

China Sunergy BVI is not subject to tax on income or capital gain according to the current laws of the British Virgin Islands.

Hong Kong

Sunergy Hong Kong is subject to Hong Kong profit tax at a rate of 16.5% in 2013, 2014 and 2015. CSUN International (Hong Kong) Co., Ltd was incorporated in August 2013 and is subject to Hong Kong profit tax at a rate of 16.5% in 2013, 2014 and 2015. No Hong Kong profit tax has been provided as Sunergy Hong Kong and CSUN International (Hong Kong) Co., Ltd have no assessable profit that was earned in or derived from Hong Kong in the periods presented.

CSUN Trading (Hong Kong) Co., Limited was incorporated in May 2011 and is subject to Hong Kong profit tax at a rate of 16.5% in 2013, 2014 and 2015.

PRC

Under the Law of the People's Republic of China on Enterprise Income Tax ("New EIT Law"), which was effective from January 1, 2008, both domestically-owned enterprises and foreign-invested enterprises are subject to a uniform tax rate of 25%.

Sunergy Nanjing, as a wholly foreign owned enterprise engaged in a manufacturing business, was entitled to two years of exemption followed by three years of 50% deduction starting from its first profitable year which was 2006. In addition, Sunergy Nanjing, as a recognized High and New Technology Enterprise ("HNTE"), is entitled to preferential tax rate of 15% for a three-year validity period from 2008 to 2010.The management of the Group chose to enjoy the transitional relief rate of 12.5% from 2008 to 2010, for Sunergy Nanjing. Sunergy Nanjing renewed its certificate of HNTE in 2011 and 2014 separately, with an effective period from 2011 to 2014, and thus, in 2015, a 25% tax rate is applied.

Sunergy Shanghai was established in November 2007 and its applicable EIT rate is 25%. Sunergy Shanghai did not have substantive operations and was disposed during 2014. See note 12(a) for further detail.

SST was acquired in November 2010, as a recognized HNTE, is entitled to preferential tax rate of 15%which obtained the certificate of HNTE since 2009. SST renewed its certificate of NHTE in 2012 and 2015, with an effective period from 2012 to 2017, and thus was eligible for a 15% preferential tax rate in 2015.

NRE was acquired in November 2010 and its applicable EIT rate is 25%.

China Sunergy (Yangzhou) Co., Ltd and Lianyungang Yuanhui Solar Power Co., Ltd were established in June 2011 and July 2013 separately, their applicable EIT rate is 25%. They did not have substantive operations and had incurred minimal non-operating related losses.

The Group has no uncertain tax positions as of December 31, 2014 and 2015 or unrecognized tax benefits which would favorably affect the effective income tax rate. The Group does not anticipate any significant increases or decreases to its liabilities for unrecognized tax benefits within the next 12 months.

According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of income taxes is due to computational errors made by the taxpayer. The statute of limitations will be extended to five years under special circumstances, which are not clearly defined, but an underpayment of income tax liability exceeding RMB100,000 is specifically listed as a special circumstance. In the case of a transfer pricing related adjustment, the statute of limitations is ten years.

The PRC is the primary tax jurisdiction in which the Company operates. As of December 31, 2015, the Company's PRC subsidiaries remain subject to tax examination by the PRC tax authorities for the tax years 2012 through 2015 on non-transfer pricing matters, and the tax years 2005 to 2015 on transfer pricing matters. There is no statute of limitations in the case of tax evasion.

The statute of limitations in Hong Kong is 6 years.

The provision for income taxes by tax jurisdictions for the years ended December 31, 2013, 2014 and 2015 is as follows:

	Years ended December 31,
	2013	2014	2015
	$	$	$
Loss from operations before income tax:

PRC	(42,999,102)	(49,984,053)	(69,648,396)
Other jurisdictions	(7,482,743)	(5,896,782)	(8,968,040)
Total loss before income tax	(50,481,845)	(55,880,835)	(78,616,436)

	Years ended December 31,
	2013	2014	2015
	$	$	$

Current income tax expense:

PRC	(1,981,113)	-	-
Other jurisdictions	(1,881,831)	(554,966)	(866,955)
Total current income tax expense	(3,862,944)	(554,966)	(866,955)

Deferred income tax benefit(expense):

PRC	1,481,687	1,326,512	(1,318,258)
Other jurisdictions	1,253,630	(1,385,831)	812,947
Total deferred income tax benefit(expense)	2,735,317	(59,319)	(505,311)

Total income tax benefit (expense)	(1,127,627)	(614,285)	(1,372,266)

Reconciliation between the effective income tax rate and the PRC statutory income tax rate is as follows:

	Years ended December 31,
	2013	2014	2015

PRC statutory enterprise income tax rate	25.0%	25.0%	25.0%
Different tax rates in other jurisdictions	(3.3)%	1.5%	1.3%
Other non-deductible expense for tax purposes	(5.3)%	0.1%	0.1%
Effect of tax holiday	(5.5)%	(7.6)%	(0.4)%
Effect of future tax rate change	8.3%	-	-
50% additional deduction of R&D expense	1.2%	0.2%	0.1%
Change in valuation allowance	(23.5)%	(21.5)%	(28.5)%
Others	0.9%	1.2%	3.8%
	(2.2)%	(1.1)%	1.4%

	Years ended December 31,
	2013	2014	2015

Gross tax exemption	$2,756,938	$4,244,345	$399,166

Tax holiday per share-basic	$0.01	$0.02	$0.002

Tax holiday per share-diluted	$0.01	$0.02	$0.002

The principal components of the deferred tax assets are as follows:

	At December 31,
	2014	2015
	$	$
Deferred tax assets:
Depreciation of property, plant and equipment	1,618,387	2,772,121
Warranty costs	4,144,552	4,479,558
Inventory write-down	408,683	320,336
Allowance for doubtful account	12,882,718	13,142,784
Net operating loss carry forwards	51,404,673	76,537,194
Fixed assets impairment	17,397	164,351
Others	116,905	1,749,118
Gross total deferred tax assets	70,593,315	99,165,462
Valuation allowances	(61,025,933)	(90,345,440)
Net deferred tax assets	9,567,382	8,820,022
Analysis as:
Current	2,075,802	2,095,990
Non-current	7,491,580	6,724,032
Total deferred tax assets	9,567,382	8,820,022

	At December 31,
	2014	2015
	$	$
Deferred tax liabilities:
Intangible assets	(262,926)	(227,712)
Total deferred tax liabilities	(262,926)	(227,712)

Analysis as:
Current	-	-
Non-current	(262,926)	(227,712)
Total deferred tax liabilities	(262,926)	(227,712)

The net operating loss carry forwards of the Group's PRC subsidiaries are approximately $399.1 million as of December 2015, mainly for SST, NRE, Sunergy Nanjing.

The Group considers positive and negative evidence to determine whether some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible for tax purposes.

Based on the current profit, projected future profitability, and other available evidence, the Group believes that except for certain long-lived temporary differences, deferred tax assets associated with the net operating loss carried forwards and other short-term temporary differences such as bad debt allowances are not more likely than not to be realized. Therefore, a $90.3 million valuation allowance was recorded by the Group.

In accordance with the New EIT Law, dividends, which arise from profits of foreign invested enterprises (“FIEs”) earned after January 1, 2008, are subject to a 10% withholding income tax. Under applicable accounting principles, a deferred tax liability should be recorded for taxable temporary differences attributable to the excess of financial reporting basis over tax basis in a domestic subsidiary. However, recognition is not required in situations where the tax law provides a means by which the reported amount of that investment can be recovered tax-free and the enterprise expects that it will ultimately use that means. The Group plans to indefinitely reinvest the undistributed earnings of the Company's PRC subsidiaries. As of December 31, 2015, the Company's PRC subsidiaries have an accumulated deficit of $399.1 million. Upon distribution of any future earnings in the form of dividends or otherwise, the Company would be subject to the then applicable PRC tax laws and regulations.